Investments - AFS Securities (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance	$ 0	$ 1	$ 0
ACL, ending balance	0	1	1	$ 0
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance as of beginning of period			(4)	(6)
Fixed maturities not previously impaired				(4)
Fixed maturities that matured or were sold during the period				6
Fixed maturities due to an increase in expected cash flows				0
Balance as of end of period				(4)
Available-for-sale, amortized cost	20,986		13,137
ACL	0	1	1	$ 0
Gross Unrealized Gains	93		1,753
Gross Unrealized Losses	(108)		(38)
Fair Value	20,971		14,875
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, within One Year, Amortized Cost	341		238
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, within One Year, Fair Value	341		241
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after One Through Five Years, Amortized Cost	2,904		1,376
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after One Through Five Years, Fair Value	2,890		1,462
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after Five Through Ten Years, Amortized Cost	5,248		1,808
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after Five Through Ten Years, Fair Value	5,241		2,052
Debt Securities, Available-for-sale, Allocated and Single Maturity Date, Maturity, after 10 Years, Amortized Cost	8,125		5,957
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after 10 Years, Fair Value	8,151		7,264
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, Amortized Cost	16,618		9,379
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, Fair Value	16,623		11,019
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Amortized Cost	4,368		3,758
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value	4,348		3,856
Debt Securities, Available-for-sale, Amortized Cost, Total	20,986		13,137
Debt Securities, Available-for-sale	20,971		14,875
Debt Securities
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	9,016		1,158
AFS, Less Than 12 Months, Unrealized Losses	(108)		(31)
AFS, 12 Months or More, Fair Value	0		531
AFS, Less Than 12 Months, Unrealized Losses	0		(7)
AFS, Fair Value	9,016		1,689
AFS, Unrealized Losses	(108)		(38)
ABS
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance		0
ACL, ending balance	0		0
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Available-for-sale, amortized cost	260		436
ACL	0		0
Gross Unrealized Gains	0		8
Gross Unrealized Losses	(2)		0
Fair Value	258		444
Debt Securities, Available-for-sale, Amortized Cost, Total	260		436
Debt Securities, Available-for-sale	258		444
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	252		0
AFS, Less Than 12 Months, Unrealized Losses	(2)		0
AFS, 12 Months or More, Fair Value	0		16
AFS, Less Than 12 Months, Unrealized Losses	0		0
AFS, Fair Value	252		16
AFS, Unrealized Losses	(2)		0
CLOs
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance		0
ACL, ending balance	0		0
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Available-for-sale, amortized cost	945		1,425
ACL	0		0
Gross Unrealized Gains	0		7
Gross Unrealized Losses	(1)		(4)
Fair Value	944		1,428
Debt Securities, Available-for-sale, Amortized Cost, Total	945		1,425
Debt Securities, Available-for-sale	944		1,428
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	751		346
AFS, Less Than 12 Months, Unrealized Losses	(1)		(1)
AFS, 12 Months or More, Fair Value	0		411
AFS, Less Than 12 Months, Unrealized Losses	0		(3)
AFS, Fair Value	751		757
AFS, Unrealized Losses	(1)		(4)
CMBS
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance		0
ACL, ending balance	0		0
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Available-for-sale, amortized cost	2,345		1,152
ACL	0		0
Gross Unrealized Gains	4		77
Gross Unrealized Losses	(14)		(11)
Fair Value	2,335		1,215
Debt Securities, Available-for-sale, Amortized Cost, Total	2,345		1,152
Debt Securities, Available-for-sale	2,335		1,215
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	961		214
AFS, Less Than 12 Months, Unrealized Losses	(14)		(11)
AFS, 12 Months or More, Fair Value	0		2
AFS, Less Than 12 Months, Unrealized Losses	0		0
AFS, Fair Value	961		216
AFS, Unrealized Losses	(14)		(11)
Corporate
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance		(1)
Credit losses on fixed maturities where an allowance was not previously recorded	0	0	1
ACL, ending balance	0		(1)
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Available-for-sale, amortized cost	13,380		7,240
ACL	0		(1)
Gross Unrealized Gains	50		1,296
Gross Unrealized Losses	(73)		(12)
Fair Value	13,357		8,552
Debt Securities, Available-for-sale, Amortized Cost, Total	13,380		7,240
Debt Securities, Available-for-sale	13,357		8,552
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	5,788		110
AFS, Less Than 12 Months, Unrealized Losses	(73)		(9)
AFS, 12 Months or More, Fair Value	0		63
AFS, Less Than 12 Months, Unrealized Losses	0		(3)
AFS, Fair Value	5,788		173
AFS, Unrealized Losses	(73)		(12)
Foreign governments
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance		0
ACL, ending balance	0		0
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Available-for-sale, amortized cost	365		236
ACL	0		0
Gross Unrealized Gains	1		32
Gross Unrealized Losses	(4)		0
Fair Value	362		266
Debt Securities, Available-for-sale, Amortized Cost, Total	365		236
Debt Securities, Available-for-sale	362		266
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	173		1
AFS, Less Than 12 Months, Unrealized Losses	(4)		0
AFS, 12 Months or More, Fair Value	0		0
AFS, Less Than 12 Months, Unrealized Losses	0		0
AFS, Fair Value	173		1
AFS, Unrealized Losses	(4)		0
Municipal bonds
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance		0
ACL, ending balance	0		0
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Available-for-sale, amortized cost	1,452		761
ACL	0		0
Gross Unrealized Gains	10		115
Gross Unrealized Losses	(6)		(1)
Fair Value	1,456		875
Debt Securities, Available-for-sale, Amortized Cost, Total	1,452		761
Debt Securities, Available-for-sale	1,456		875
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	337		28
AFS, Less Than 12 Months, Unrealized Losses	(6)		(1)
AFS, 12 Months or More, Fair Value	0		0
AFS, Less Than 12 Months, Unrealized Losses	0		0
AFS, Fair Value	337		28
AFS, Unrealized Losses	(6)		(1)
RMBS
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance		0
ACL, ending balance	0		0
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Available-for-sale, amortized cost	818		745
ACL	0		0
Gross Unrealized Gains	0		26
Gross Unrealized Losses	(7)		(2)
Fair Value	811		769
Debt Securities, Available-for-sale, Amortized Cost, Total	818		745
Debt Securities, Available-for-sale	811		769
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	537		223
AFS, Less Than 12 Months, Unrealized Losses	(7)		(1)
AFS, 12 Months or More, Fair Value	0		39
AFS, Less Than 12 Months, Unrealized Losses	0		(1)
AFS, Fair Value	537		262
AFS, Unrealized Losses	(7)		(2)
U.S. Treasuries
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance		$ 0
ACL, ending balance	0		0
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Available-for-sale, amortized cost	1,421		1,142
ACL	0		0
Gross Unrealized Gains	28		192
Gross Unrealized Losses	(1)		(8)
Fair Value	1,448		1,326
Debt Securities, Available-for-sale, Amortized Cost, Total	1,421		1,142
Debt Securities, Available-for-sale	1,448		1,326
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	217		236
AFS, Less Than 12 Months, Unrealized Losses	(1)		(8)
AFS, 12 Months or More, Fair Value	0		0
AFS, Less Than 12 Months, Unrealized Losses	0		0
AFS, Fair Value	217		236
AFS, Unrealized Losses	$ (1)		$ (8)